Members' Equity - Schedule of Common Units Issued and Outstanding (Details) - shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Unit [Line Items]
Common unit, Issued	43,508,833	43,487,583	43,367,583
Common unit, Outstanding	43,508,833	43,487,583	43,367,583
Voting ClassA Common Units [Member]
Capital Unit [Line Items]
Common unit, Issued	26,000,000	26,000,000	26,000,000
Common unit, Outstanding	26,000,000	26,000,000	26,000,000
Non Voting ClassB Common Units [Member]
Capital Unit [Line Items]
Common unit, Issued	17,333,333	17,333,333	17,333,333
Common unit, Outstanding	17,333,333	17,333,333	17,333,333
Non Voting ClassC Common Units [Member]
Capital Unit [Line Items]
Common unit, Issued	175,500	154,250	34,250
Common unit, Outstanding	175,500	154,250	34,250